Note 5 - Accrued Expenses	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
5.	Accrued Expenses

Accrued expenses consist of the following (in thousands):

	As of December 31,
	2018	2017

Payroll and employee-related costs	$1,390	$1,318
Contracted service costs	968	7,218
Professional fees and other	279	413
Total	$2,637	$8,949